Pension benefits - Funded Status of the Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Projected defined benefit obligations	$ (16)	$ (40)	$ (37)	$ (37)	$ (36)
Plan assets at market value	16	39	$ 33		$ 33
Funded defined benefit pension obligation	$ 0	$ (1)